INVENTORY (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finished goods	R$ 3,903.2	R$ 2,990.3
Work in progress	739.0	826.5
Raw materials and consumables	5,622.2	4,599.9
Spare parts and others	996.5	806.9
Inventory in transit and prepayments	570.0	537.9
Impairment losses	(141.1)	(142.5)
Total	R$ 11,689.8	R$ 9,619.0